VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 5.9%
Ford Motor Co.	137,568	$2,857,287
QuantumScape Corp. *	44,164	979,999
Tesla, Inc. *	4,587	4,847,450
		8,684,736
Banks: 2.7%
Citigroup, Inc.	9,920	599,069
JPMorgan Chase & Co.	6,236	987,471
Rocket Cos, Inc.	40,585	568,190
UWM Holdings Corp.	310,982	1,841,013
		3,995,743
Capital Goods: 4.0%
Boeing Co. *	17,667	3,556,720
ChargePoint Holdings, Inc. * †	55,870	1,064,324
Plug Power, Inc. * †	45,313	1,279,186
		5,900,230
Consumer Durables & Apparel: 1.2%
Peloton Interactive, Inc. *	51,682	1,848,148

Consumer Services: 5.4%
Airbnb, Inc. *	5,354	891,387
Carnival Corp. * †	73,233	1,473,448
DraftKings, Inc. * †	146,440	4,022,707
Norwegian Cruise Line Ltd. *	32,442	672,847
Penn National Gaming, Inc. *	17,280	895,968
		7,956,357
Diversified Financials: 2.8%
Coinbase Global, Inc. *	6,893	1,739,586
Goldman Sachs Group, Inc.	2,029	776,194
Upstart Holdings, Inc. *	10,875	1,645,388
		4,161,168
Food & Staples Retailing: 1.4%
Costco Wholesale Corp.	1,428	810,676
Walmart, Inc.	9,202	1,331,437
		2,142,113
Health Care Equipment & Services: 0.7%
Teladoc Health, Inc. * †	10,881	999,093

Materials: 0.6%
Cleveland-Cliffs, Inc. *	44,091	959,861

Media & Entertainment: 19.6%
Activision Blizzard, Inc.	25,382	1,688,664
Alphabet, Inc. *	438	1,268,904
AMC Entertainment Holdings, Inc. *	156,327	4,252,094
Meta Platforms, Inc. *	11,545	3,883,161
Netflix, Inc. *	1,547	931,975
Pinterest, Inc. *	19,756	718,131
Roblox Corp. *	29,736	3,067,566
Roku, Inc. *	13,595	3,102,379
Snap, Inc. *	27,832	1,308,939
Twitter, Inc. *	76,091	3,288,653
ViacomCBS, Inc.	76,107	2,296,909
Walt Disney Co. *	22,400	3,469,536
		29,276,911
Pharmaceuticals, Biotechnology & Life Sciences: 8.6%
Merck & Co., Inc.	16,422	1,258,582
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Moderna, Inc. *	16,920	$4,297,341
Novavax, Inc. *	25,970	3,715,528
Pfizer, Inc.	61,840	3,651,652
		12,923,103
Real Estate: 0.5%
Opendoor Technologies, Inc. *	51,640	754,460

Retailing: 9.1%
Amazon.com, Inc. *	1,280	4,267,955
Chewy, Inc. * †	18,789	1,107,987
GameStop Corp. * †	29,570	4,387,892
Macy’s, Inc.	38,602	1,010,600
MercadoLibre, Inc. (USD) *	976	1,316,038
Target Corp.	2,775	642,246
The Home Depot, Inc.	2,050	850,771
		13,583,489
Semiconductors & Semiconductor Equipment: 9.2%
Advanced Micro Devices, Inc. *	33,353	4,799,497
Intel Corp.	22,859	1,177,239
Marvell Technology, Inc.	8,115	709,981
Micron Technology, Inc.	16,251	1,513,781
NVIDIA Corp.	15,105	4,442,532
Qualcomm, Inc.	5,025	918,922
		13,561,952
Software & Services: 22.5%
Affirm Holdings, Inc. *	17,162	1,725,811
BlackBerry Ltd. (USD) *	343,068	3,207,686
Block, Inc. *	9,954	1,607,671
Cloudflare, Inc. *	8,197	1,077,906
Crowdstrike Holdings, Inc. *	5,616	1,149,876
Digital Turbine, Inc. * †	21,615	1,318,299
DocuSign, Inc. *	23,582	3,591,774
Microsoft Corp.	5,724	1,925,096
Palantir Technologies, Inc. *	239,748	4,365,811
PayPal Holdings, Inc. *	24,016	4,528,937
Salesforce.com, Inc. *	3,401	864,296
Shopify, Inc. (USD) *	830	1,143,234
Snowflake, Inc. *	5,499	1,862,786
Trade Desk, Inc. *	7,295	668,514
Unity Software, Inc. *	7,457	1,066,276
Visa, Inc.	5,827	1,262,769
Zoom Video Communications, Inc. *	13,113	2,411,612
		33,778,354
Technology Hardware & Equipment: 3.1%
Apple, Inc.	26,384	4,685,007

Telecommunication Services: 0.8%
AT&T, Inc.	50,873	1,251,476

Transportation: 1.9%
American Airlines Group, Inc. *	49,216	883,919
Delta Air Lines, Inc. *	21,219	829,239
Uber Technologies, Inc. *	25,954	1,088,251
		2,801,409
Total Common Stocks (Cost: $158,057,671)		149,263,610

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VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $1,347,965)
Money Market Fund: 0.9%
	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	1,347,965	$1,347,965
Total Investments: 100.9% (Cost: $159,405,636)		150,611,575
Liabilities in excess of other assets: (0.9)%		(1,380,923)
NET ASSETS: 100.0%		$149,230,652

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,697,570.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	20.4%	$30,528,386
Consumer Discretionary	21.4	32,072,731
Consumer Staples	1.4	2,142,113
Financials	5.5	8,156,911
Health Care	9.4	13,922,198
Industrials	5.9	8,701,639
Information Technology	34.8	52,025,311
Materials	0.7	959,861
Real Estate	0.5	754,460
	100.0%	$149,263,610
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